ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND
Unaudited		March 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 96.4%
HARDWARE 11.9%
Enterprise Hardware 9.9%
Dell (1)	6,200,000	184,512
EMC (1)	10,500,000	143,115
LG Electronics (KRW)	500,000	40,550
		368,177
Supply Chain/Electronic Manufacturing 2.0%
Flextronics (1)	3,300,000	34,155
Hon Hai Precision (TWD)	2,000,000	12,385
Jabil Circuit (1)	600,000	25,716
		72,256
Total Hardware		440,433
HEALTH CARE 1.9%
Medical Devices 1.8%
Boston Scientific (1)	2,000,000	46,100
Medtronic	400,000	20,300
		66,400
Pharmaceuticals 0.1%
Sepracor (1)	100,000	4,881
		4,881
Total Health Care		71,281
IT SERVICES 6.0%
IT Services 5.6%
Accenture, Class A	1,150,000	34,580
IBM	1,500,000	123,705
Satyam Computer Services Limited (INR)	900,000	17,087
Tata Consultancy (INR)	800,000	34,516
		209,888
Processors 0.4%
First Data	300,000	14,046
		14,046
Total IT Services		223,934
MEDIA 11.5%
Gaming 0.7%
International Game Technology	750,000	26,415
		26,415
Internet 10.0%
Amazon.com (1)	350,000	12,778
eBay (1)	1,800,000	70,308
Google, Class A (1)	200,000	78,000
Monster Worldwide (1)	500,000	24,930
Yahoo! (1)	5,700,000	183,882
		369,898
Media & Entertainment 0.8%
Time Warner	1,750,000	29,383
		29,383
Total Media		425,696
SEMICONDUCTORS 19.1%
Analog Semiconductors 7.1%
Analog Devices	3,100,000	118,699
Linear Technology	1,300,000	45,604
Maxim Integrated Products	2,650,000	98,447
		262,750
Digital Semiconductors 10.3%
Altera (1)	1,600,000	33,024
Broadcom, Class A (1)	100,000	4,316
Intel	400,000	7,740
Marvell Technology Group (1)	450,000	24,345
Microchip Technology	200,000	7,260
PMC-Sierra (1)	250,000	3,073
Samsung Electronics (KRW)	195,000	126,434
Taiwan Semiconductor, Warrants, 2/1/10 (1)	15,000,000	31,216
Texas Instruments	500,000	16,235
Xilinx	5,100,000	129,846
		383,489
Semiconductor Capital Equipment 1.7%
Applied Materials	2,250,000	39,398
KLA-Tencor	250,000	12,090
Novellus Systems (1)	500,000	12,000
		63,488
Total Semiconductors		709,727
SOFTWARE 26.5%
Applications Software 6.2%
Adobe Systems (1)	500,000	17,460
Cognos (1)	2,200,000	85,580
NAVTEQ (1)	1,150,000	58,247
SAP (EUR)	250,000	54,321
SAP ADR	250,000	13,580
		229,188
Consumer Software 2.6%
Electronic Arts (1)	1,100,000	60,192
Take-Two Interactive Software (1)	2,000,000	37,320
		97,512
Infrastructure Software 11.1%
Citrix Systems (1)	100,000	3,790
Microsoft	8,250,000	224,482
Oracle (1)	10,250,000	140,323
Red Hat (1)	1,600,000	44,768
		413,363
Systems Software 6.6%
Cogent (1)	1,800,000	33,012
McAfee (1)	1,000,000	24,330
Mercury Interactive (1)	22,400	780
Symantec (1)	6,000,000	100,980
VeriSign (1)	3,500,000	83,965
		243,067
Total Software		983,130
TELECOM EQUIPMENT 12.9%
Wireless Equipment 4.2%
Motorola	500,000	11,455
Nokia ADR (2)	5,750,000	119,140
QUALCOMM	500,000	25,305
		155,900
Wireline Equipment 8.7%
Cisco Systems (1)	6,750,000	146,272
Corning (1)	1,150,000	30,947
Juniper Networks (1)	7,750,000	148,180
		325,399
Total Telecom Equipment		481,299
TELECOM SERVICES 1.8%
Wireless - International 0.9%
Bharti Televentures (INR) (1)	3,500,000	32,810
		32,810
Wireline - International 0.9%
Telus (CAD)	150,000	5,891
Telus (Non-voting shares)	750,000	29,025
		34,916
Total Telecom Services		67,726
Total Miscellaneous Common Stocks 4.8% (3)		179,772
Total Common Stocks (Cost $3,812,462)		3,582,998
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Investment Fund
4.61% (4)(5)	110,429,299	110,429
Total Short-Term Investments (Cost $110,429)		110,429
SECURITIES LENDING COLLATERAL 0.2%
Money Market Trust 0.2%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 4.663% (5)	6,570,675	6,571
Total Securities Lending Collateral (Cost $6,571)		6,571
Total Investments in Securities
99.6% of Net Assets (Cost $3,929,462)		$ 3,699,998

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2006
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Affiliated company - see Note 4
(5)	Seven-day yield
ADR	American Depository Receipts
CAD	Canadian Dollar
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
TWD	Taiwan Dollar

OPTIONS WRITTEN 0.0%
Electronic Arts, Put, 4/22/06 @ $50.00 (1)	(1,000)	(18)
Total Options Written (Cost $(172))		(18)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND
Unaudited	March 31, 2006
Notes To Portfolio of Investments †

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Science & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Options

The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2006, the value of loaned securities was $6,260,000; aggregate collateral consisted of $6,571,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $3,929,462,000. Net unrealized loss aggregated $228,945,000 at period-end, of which $251,580,000 related to appreciated investments and $480,525,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $1,316,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $110,429,000 and $44,656,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Science & Technology Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006